Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	$ 40,357	$ 28,247
ECL allowance, ending balance	44,997	40,357
Transfers from stage 1 to stage 2	3,134	3,411
Transfers from stage 1 to stage 3	2,703	2,806
Transfers from stage 2 to stage 3	4,264	4,773
Transfers from stage 2 to stage 1	(5,635)	(3,228)
Transfers from stage 3 to stage 2	836	(1,482)
Transfers from stage 3 to stage 1	(77)	(457)
Net changes on financial assets	(768)	6,104
Write-off
Other adjustments	183	183
Stage 1 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	23,029	13,825
ECL allowance, ending balance	26,316	23,029
Transfers from stage 1 to stage 2	(1,585)	(1,303)
Transfers from stage 1 to stage 3	(143)	(70)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	1,832	1,323
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	1	12
Net changes on financial assets	2,998	9,058
Write-off
Other adjustments	184	184
Stage 2 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	9,599	6,315
ECL allowance, ending balance	8,789	9,599
Transfers from stage 1 to stage 2	4,719	4,714
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(1,860)	(217)
Transfers from stage 2 to stage 1	(7,467)	(4,551)
Transfers from stage 3 to stage 2	3,762	217
Transfers from stage 3 to stage 1
Net changes on financial assets	35	3,120
Write-off
Other adjustments	1	1
Stage 3 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	7,729	8,107
ECL allowance, ending balance	9,892	7,729
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	2,846	2,876
Transfers from stage 2 to stage 3	6,124	4,990
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(2,926)	(1,699)
Transfers from stage 3 to stage 1	(78)	(469)
Net changes on financial assets	(3,801)	(6,074)
Write-off
Other adjustments	$ (2)	$ (2)